UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04919

                 ----------------------------------------------

                                UBS Series Trust

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                        UBS Global Asset Management Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              UBS SERIES TRUST
              U.S. ALLOCATION PORTFOLIO
              SEMIANNUAL REPORT
              JUNE 30, 2006

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

August 15, 2006

DEAR CONTRACT OWNER,
We present you with the semiannual report for UBS Series Trust--U.S. Allocation Portfolio for the six months ended June 30, 2006.

PERFORMANCE
During the six months ended June 30, 2006, the Portfolio's Class H shares returned 1.14%. Since the Portfolio invests in both stocks and bonds, we feel it is appropriate to compare the Portfolio's performance to the U.S. Allocation Fund Index* (the "Index"), which returned 2.02% over the same time frame. By contrast, the S&P 500 Index, which tracks large cap US equities, returned 2.71% during the reporting period. (For Class H and Class I returns over various time periods, please refer to "Performance at a glance" on page 5.)

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

INVESTMENT GOAL:
Total return, consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGERS:
Portfolio Management Team, including Brian Singer UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:
Class H--September 28, 1998
Class I--January 5, 1999

DIVIDEND PAYMENTS:
Annually

AN INTERVIEW WITH LEAD PORTFOLIO MANAGER BRIAN SINGER
Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?
A. The economy continued to expand during the reporting period. After gross domestic product (GDP) rose 1.7% in the fourth quarter of 2005, the economy rebounded sharply in the first half of 2006. During this period, GDP rose at a 4.0% annual rate. However, higher interest rates, a cooling housing market and continued high oil prices may cause economic growth to moderate during the remainder of 2006.

* An unmanaged index (formerly known as the U.S. Tactical Allocation Fund Index) compiled by the advisor, constructed as follows: from September 28, 1998 (Portfolio's inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Index; from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Constrained Index.

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?
A. As has been the case since June 2004, the Fed continued to raise interest rates during the reporting period. While the leadership at the Fed changed from Alan Greenspan to Ben Bernanke in early 2006, there was little deviation from the tightening campaign to ward off inflation. During the six-month reporting period, the Fed raised short-term interest rates four times. Since June 30, 2004, the Fed increased rates at 17 consecutive meetings, raising the federal funds target rate from 1.00% to 5.25%, before pausing after the period ended.

   As expected, short- and long-term yields rose over the reporting period along with the Fed's repeated rate hikes. During the six months ended June 30, 2006, two-year Treasury yields increased from 4.41% to 5.16%. Over the same period, 10-year Treasury yields moved from 4.39% to 5.15%.

Q. HOW DID YOU ALLOCATE THE PORTFOLIO OVER THE REPORTING PERIOD?
A. As the reporting period began, we had a negative view of the fixed income market (both investment grade and high yield) as we found it to be generally overvalued. Bond yields were exceptionally low versus our expected equilibrium and, moreover, credit spreads were quite tight, meaning investors were receiving little compensation for taking on the additional risk of owning lower-rated bonds. As a result, we held fairly significant underweight positions in both investment-grade and high-yield bonds relative to the benchmark. This allocation, coupled with only a slight overweight to equities, led to an overweight to cash and cash equivalents. As the period progressed, we moved closer to a neutral position in investment grade fixed income, while maintaining an underweight to high yield bonds. Throughout the period we maintained a modest overweight to equities.

   At the end of the reporting period, active strategy weights in the Portfolio (including through the use of investment companies) were as follows: 67% allocated to stocks, 29% to investment grade bonds, 2% to high yield bonds and 2% to cash and cash equivalents.

Q. HOW DID YOUR SECTOR POSITIONING AND SECURITY SELECTION IMPACT PERFORMANCE DURING THE REPORTING PERIOD?
A. Overall, the Portfolio's sector positioning and security selection in the investment grade bond market enhanced results during the period. While security selection in the high yield market also contributed

--------------------------------------------------------------------------------
2

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

   positively to returns, the Portfolio's underweight to that asset class detracted from relative performance.

   The Portfolio's equity weighting was a slight drag on performance as security selection was generally weak, particularly during the second half of the reporting period. During the first three months of the period, banks, software and pharmaceuticals were some of the Portfolio's largest active equity weightings, while energy reserves and materials were two of the Portfolio's largest underweights. We found energy and materials to be significantly overvalued, driven by what our analysis suggested to be unsustainably high oil and metals prices. This positioning had a positive impact on performance during the first quarter of 2006. However, during the second quarter, stocks struggled, and the Portfolio's holdings in the healthcare and information technology sectors were hit particularly hard.

Q. WHAT IS YOUR OUTLOOK FOR THE MARKETS AND THE PORTFOLIO?
A. In our December 31, 2005 report to shareholders we anticipated a continuation of the economic expansion in 2006, albeit at a slower pace than the previous year. We also expressed reservations about predicting when the Fed would stop raising interest rates. After a strong start to the year, it now appears likely that growth will moderate because of higher interest rates, a cooling housing market and record high oil prices. Some economists now believe a hard landing is in store for the economy, but we are hesitant to subscribe to such a bleak view of the coming months, which would require a rather rapid reversal of direction in areas of the economy, such as jobs creation, that have thus far been quite positive. As we monitor the macroeconomic trends that emerge over the next six months, we continue to believe that our extensive bottom-up research and well-diversified portfolio should prove beneficial to investors over the long-term.

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
UBS Series Trust--U.S. Allocation Portfolio
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Brian Singer

Brian Singer
Lead Portfolio Manager
UBS Series Trust--U.S. Allocation Portfolio
Regional Chief Investment Officer
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2006. The views and opinions in the letter were current as of August 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent or results. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------
4

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PERFORMANCE AT A GLANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 06/30/06

                                                                                       SINCE
                                     6 MONTHS       1 YEAR     3 YEARS     5 YEARS     INCEPTION(o)
---------------------------------------------------------------------------------------------------
Class H*                             1.14%          6.31%      11.07%      2.11%       5.38%
---------------------------------------------------------------------------------------------------
Class I*                             0.94           6.03       10.81       1.84        2.26
---------------------------------------------------------------------------------------------------
S&P 500 Index**                      2.71           8.63       11.22       2.49        4.10
---------------------------------------------------------------------------------------------------
U.S. Allocation Fund Index***        2.02           6.17       10.69       2.20        3.91
---------------------------------------------------------------------------------------------------

(o) Since inception returns are calculated as of the commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Since inception returns for the S&P 500 Index and the U.S. Allocation Fund Index are calculated as of September 28, 1998, which is the inception date of the oldest share class (Class H).

* Class H and Class I shares do not bear initial or contingent deferred sales charges. Class I shares bear ongoing distribution fees; Class H shares do not bear similar fees.

** The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

*** An unmanaged index (formerly known as the U.S. Tactical Allocation Fund
    Index) compiled by the Advisor, constructed as follows: from September 28, 1998 (Portfolio's inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Index; from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch US High Yield Cash Pay Constrained Index.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RESULTS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE EX-DIVIDEND DATES AND DOES NOT REFLECT SEPARATE ACCOUNT CHARGES APPLICABLE TO VARIABLE ANNUITY CONTRACTS. TOTAL RETURNS FOR THE PERIOD OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

UNDERSTANDING YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution fees (if applicable) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contract level charges that may be applicable to variable annuity contracts. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
6

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

UNDERSTANDING YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONCLUDED)

                                      Beginning            Ending             Expenses paid
                                      account value        account value      during period*
                                      January 1, 2006      June 30, 2006      01/01/06 tO 06/30/06
--------------------------------------------------------------------------------------------------
Class H    Actual                     $1,000.00            $1,011.40          $4.24
--------------------------------------------------------------------------------------------------

           Hypothetical (5%
           annual return before
           expenses)                   1,000.00             1,020.58           4.26
--------------------------------------------------------------------------------------------------
Class I    Actual                      1,000.00             1,009.40           5.48
--------------------------------------------------------------------------------------------------

           Hypothetical (5%
           annual return before
           expenses)                   1,000.00             1,019.34           5.51
--------------------------------------------------------------------------------------------------

*  Expenses are equal to the Portfolio's annualized expense ratios: Class H:
   0.85%, Class I: 1.10%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS             06/30/06                         12/31/05                      06/30/05
===================================================================================================
Net Assets (mm)             $48.2                            $52.9                         $70.1
---------------------------------------------------------------------------------------------------
Number of Securities        157                              145                           183
---------------------------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*      06/30/06                         12/31/05                      06/30/05
===================================================================================================
Common Stocks and
Warrants                     63.4%                            61.4%                         59.6%
---------------------------------------------------------------------------------------------------
Bonds                        28.5                             27.4                          24.9
---------------------------------------------------------------------------------------------------
Investment Companies          5.9                              6.5                           7.0
---------------------------------------------------------------------------------------------------
Cash Equivalents and
Other Assets Less
Liabilities                   2.2                              4.7                           8.5
---------------------------------------------------------------------------------------------------
Total                       100.0%                           100.0%                        100.0%
===================================================================================================
TOP FIVE EQUITY
SECTORS*                    06/30/06                         12/31/05                      06/30/05
===================================================================================================
Financials                  15.6%                            16.2%                          15.6%
---------------------------------------------------------------------------------------------------
Health Care                 11.4                             11.7                           11.0
---------------------------------------------------------------------------------------------------
Consumer Discretionary       9.2                              9.2                            7.2
---------------------------------------------------------------------------------------------------
Information Technology       8.6                              7.6                            6.6
---------------------------------------------------------------------------------------------------
Industrials                  6.8                              6.7                            6.0
---------------------------------------------------------------------------------------------------
Total                       51.6%                            51.4%                          46.4%
===================================================================================================
TOP TEN EQUITY
SECURITIES*                 06/30/06                         12/31/05                      06/30/05
===================================================================================================
Citigroup                    2.9%      Citigroup              2.9%      Citigroup            2.7%
---------------------------------------------------------------------------------------------------
                                                                        Nextel
Morgan Stanley               2.3       Microsoft              2.4       Communications       2.1
---------------------------------------------------------------------------------------------------
Microsoft                    2.3       Morgan Stanley         2.0       Johnson & Johnson    2.0
---------------------------------------------------------------------------------------------------
Wells Fargo                  2.1       Wells Fargo            1.9       Wells Fargo          1.9
---------------------------------------------------------------------------------------------------
Wyeth                        2.0       Wyeth                  1.9       Microsoft            1.9
---------------------------------------------------------------------------------------------------
Exelon                       1.8       Sprint Nextel          1.8       UnitedHealth Group   1.9
---------------------------------------------------------------------------------------------------
Sprint Nextel                1.6       United Health Group    1.7       Morgan Stanley       1.7
---------------------------------------------------------------------------------------------------
                                       American
Allergan                     1.5       International Group    1.6       Exelon               1.6
---------------------------------------------------------------------------------------------------
Masco                        1.5       Exelon                 1.6       J.P. Morgan          1.4
---------------------------------------------------------------------------------------------------
                                                                        Federal Home Loan
Omnicom Group                1.4       J.P. Morgan            1.5       Mortgage             1.4
---------------------------------------------------------------------------------------------------
Total                       19.4%                            19.3%                          18.6%
===================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
8

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

FIXED INCOME
SECTOR ALLOCATION*             06/30/06                     12/31/05                       06/30/05
===================================================================================================
Mortgage & Agency
Debt Securities                11.1%                         9.9%                          12.0%
---------------------------------------------------------------------------------------------------
US Government
Obligations                     8.1                          7.4                            3.7
---------------------------------------------------------------------------------------------------
Corporate Bonds                 5.3                          4.7                            4.9
---------------------------------------------------------------------------------------------------
Commercial
Mortgage-Backed
Securities                      2.9                          3.6                            2.4
---------------------------------------------------------------------------------------------------
Asset-Backed
Securities                      1.0                          1.7                            1.7
---------------------------------------------------------------------------------------------------
International
Government
Obligations                     0.1                          0.1                            0.2
---------------------------------------------------------------------------------------------------
Total                          28.5%                        27.4%                          24.9%
===================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED) (CONCLUDED)

TOP TEN FIXED
INCOME SECURITIES*        06/30/06                             12/31/05                            06/30/05
===========================================================================================================
US Treasury                            US Treasury                          GNMA
Notes, 4.750%                          Bonds, 8.750%                        Certificates, 6.500%
due 03/31/11               1.7%        due 05/15/17             1.6%        due 06/15/29             1.8%
-----------------------------------------------------------------------------------------------------------
FNMA                                   US Treasury                          FNMA
Certificates, 6.500%                   Notes, 3.625%                        Certificates, 5.500%
due 12/01/29               1.4         due 06/15/10             1.5         due 10/01/33             1.8
-----------------------------------------------------------------------------------------------------------
US Treasury                            FNMA                                 FNMA
Notes, 4.875%                          Certificates, 6.500%                 Certificates, 6.500%
due 05/15/09               1.1         due 12/01/29             1.4         due 12/01/29             1.3
-----------------------------------------------------------------------------------------------------------
                                       FNMA
GNMA                                   Certificates, 5.000%                 FHLMC
Certificates, 6.000%                   maturity to be                       Certificates, 5.000%
due 07/15/29               1.0         assigned                 1.4         due 01/30/14             1.2
-----------------------------------------------------------------------------------------------------------
FNMA                                   US Treasury                          GNMA
Certificates, 5.000%                   Bonds, 6.250%                        Certificates, 6.000%
maturity to be assigned    0.9         due 05/15/30             1.1         due 07/15/29             1.0
-----------------------------------------------------------------------------------------------------------
US Treasury                            GNMA                                 US Treasury Inflation
Bonds, 8.500%                          Certificates, 6.000%                 Index Notes, 2.000%
due 02/15/20               0.9         due 07/15/29             1.1         due 01/15/14             0.9
-----------------------------------------------------------------------------------------------------------
US Treasury                            US Treasury                          FHLMC
Notes, 4.500%                          Notes, 4.125%                        Certificates, 5.625%
due 11/15/15               0.8         due 05/15/15             0.9         due 03/15/11             0.9
-----------------------------------------------------------------------------------------------------------
Asset Securitization
Corp., Series
1995-MD4,                              US Treasury                          US Treasury
Class A3, 7.384%                       Notes, 3.875%                        Notes, 3.750%
due 08/13/29               0.8         due 05/15/09             0.9         due 03/31/07             0.9
-----------------------------------------------------------------------------------------------------------
US Treasury                            US Treasury                          FHLMC
Bonds, 8.875%                          Notes, 3.875%                        Certificates, 5.125%
due 02/15/19               0.8         due 02/15/13             0.9         due 07/15/12             0.9
-----------------------------------------------------------------------------------------------------------
                                       Asset Securitization
                                       Corp., Series
US Treasury                            1995-MD4,                            WFS Financial Owner
Notes, 3.875%                          Class A3, 7.384%                     Trust, 4.500%
due 02/15/13               0.8         due 08/13/29             0.8         due 02/20/10             0.6
-----------------------------------------------------------------------------------------------------------
Total                     10.2%                                11.6%                                11.3%
===========================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its compostion will vary over time.

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10

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

COMMON STOCKS--63.39%

                                          NUMBER
                                           OF
SECURITY DESCRIPTION                      SHARES      VALUE
================================================================
AEROSPACE & DEFENSE--0.75%
Lockheed Martin Corp.                      1,200         $86,088
----------------------------------------------------------------
Northrop Grumman Corp.                     4,300         275,458
----------------------------------------------------------------
                                                         361,546
================================================================
AIR FREIGHT & COURIERS--1.11%
FedEx Corp.                                4,600         537,556
----------------------------------------------------------------
AUTO COMPONENTS--1.66%
----------------------------------------------------------------
BorgWarner, Inc.                           3,300         214,830
----------------------------------------------------------------
Johnson Controls, Inc.                     7,100         583,762
----------------------------------------------------------------
                                                         798,592
================================================================
BANKS--5.47%
Fifth Third Bancorp                       14,700         543,165
----------------------------------------------------------------
Mellon Financial Corp.                    18,500         636,955
----------------------------------------------------------------
PNC Financial Services Group               6,400         449,088
----------------------------------------------------------------
Wells Fargo & Co.                         15,000       1,006,200
----------------------------------------------------------------
                                                       2,635,408
================================================================
BEVERAGES--0.49%
Anheuser-Busch Cos., Inc.                  5,200         237,068
================================================================
BIOTECHNOLOGY--1.08%
Genzyme Corp.*                             8,500         518,925
================================================================
BUILDING PRODUCTS--1.47%
Masco Corp.                               23,900         708,396
================================================================
COMMERCIAL SERVICES & SUPPLIES--0.79%
Cendant Corp.                             13,000         211,770
----------------------------------------------------------------
H&R Block, Inc.*                           7,000         167,020
----------------------------------------------------------------
                                                         378,790
================================================================
COMPUTERS & PERIPHERALS--0.73%
Dell, Inc.*                               14,400         351,504
================================================================
DIVERSIFIED FINANCIALS--7.35%
Citigroup, Inc.                           29,100       1,403,784
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.           7,700         438,977
----------------------------------------------------------------
J.P. Morgan Chase & Co.                   14,100         592,200
----------------------------------------------------------------
Morgan Stanley                            17,500       1,106,175
----------------------------------------------------------------
                                                       3,541,136
================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES--2.58%
AT&T, Inc.                                14,700         409,983
----------------------------------------------------------------
Embarq Corp.*                              1,894          77,635
----------------------------------------------------------------
Sprint Nextel Corp.                       37,888         757,381
----------------------------------------------------------------
                                                       1,244,999
================================================================
ELECTRIC UTILITIES--2.74%
American Electric Power Co., Inc.          7,400         253,450
----------------------------------------------------------------
Exelon Corp.                              15,000         852,450
----------------------------------------------------------------
Northeast Utilities                        3,800          78,546
----------------------------------------------------------------
Pepco Holdings, Inc.                       5,800         136,764
----------------------------------------------------------------
                                                       1,321,210
================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.61%
Waters Corp.*                              6,600         293,040
================================================================
ENERGY EQUIPMENT & SERVICES--1.56%
Baker Hughes, Inc.                         2,900         237,365
----------------------------------------------------------------
ENSCO International, Inc.                  3,200         147,264
----------------------------------------------------------------
GlobalSantaFe Corp.                        6,400         369,600
----------------------------------------------------------------
                                                         754,229
================================================================
FOOD& DRUG RETAILING--1.57%
Kroger Co.*                               21,000         459,060
----------------------------------------------------------------
Sysco Corp.                                9,700         296,432
----------------------------------------------------------------
                                                         755,492
================================================================
GAS UTILITIES--1.06%
NiSource, Inc.                             8,800         192,192
----------------------------------------------------------------
Sempra Energy                              7,000         318,360
----------------------------------------------------------------
                                                         510,552
================================================================
HEALTH CARE EQUIPMENT & SUPPLIES--0.84%
Boston Scientific Corp.*                   6,500         109,460
----------------------------------------------------------------

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

COMMON STOCKS--(CONCLUDED)


                                          NUMBER
                                          OF
SECURITY DESCRIPTION                      SHARES      VALUE
----------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--(CONCLUDED)
Medtronic, Inc.                            6,300        $295,596
----------------------------------------------------------------
                                                         405,056
================================================================
HEALTH CARE PROVIDERS & SERVICES--2.00%
Caremark Rx, Inc.*                         5,700         284,259
----------------------------------------------------------------
UnitedHealth Group, Inc.                  15,200         680,656
----------------------------------------------------------------
                                                         964,915
================================================================
HOTELS, RESTAURANTS & LEISURE--1.05%
Carnival Corp.                            12,100         505,054
================================================================
INSURANCE--3.19%
Allstate Corp.                             5,800         317,434
----------------------------------------------------------------
American International Group, Inc.        11,700         690,885
----------------------------------------------------------------
Hartford Financial Services Group, Inc.    4,000         338,400
----------------------------------------------------------------
WellPoint, Inc.*                           2,600         189,202
----------------------------------------------------------------
                                                       1,535,921
================================================================
INTERNET & CATALOG RETAIL--0.21%
Expedia, Inc.*                             6,850         102,545
================================================================
IT CONSULTING & SERVICES--0.49%
Accenture Ltd., Class A                    8,400         237,888
================================================================
LEISURE EQUIPMENT & PRODUCTS--0.60%
Harley-Davidson, Inc.                      5,300         290,917
================================================================
MACHINERY--1.36%
Illinois Tool Works, Inc.                 13,800         655,500
================================================================
MEDIA--3.53%
DIRECTV Group, Inc.*                      23,900         394,350
----------------------------------------------------------------
News Corp., Class A                       12,700         243,586
----------------------------------------------------------------
Omnicom Group, Inc.                        7,800         694,902
----------------------------------------------------------------
R.H. Donnelley Corp.*                      4,820         260,617
----------------------------------------------------------------
Univision Communications, Inc.,
Class A *                                  3,300         110,550
----------------------------------------------------------------
                                                       1,704,005
================================================================

MULTI-LINE RETAIL--2.16%
Costco Wholesale Corp.                    10,300         588,439
----------------------------------------------------------------
Kohl's Corp.*                              7,700         455,224
----------------------------------------------------------------
                                                       1,043,663
================================================================
OIL & GAS--1.79%
EOG Resources, Inc.                          900          62,573
----------------------------------------------------------------
Exxon Mobil Corp.                          4,900         300,615
----------------------------------------------------------------
Marathon Oil Corp.                         6,000         499,800
----------------------------------------------------------------
                                                         862,988
================================================================
PHARMACEUTICALS--7.07%
Allergan, Inc.                             6,900         740,094
----------------------------------------------------------------
Bristol-Myers Squibb Co.                  16,500         426,690
----------------------------------------------------------------
Cephalon, Inc.(1)*                         3,000         180,300
----------------------------------------------------------------
Johnson & Johnson                         11,500         689,080
----------------------------------------------------------------
Medco Health Solutions, Inc.*              7,100         406,688
----------------------------------------------------------------
Wyeth                                     21,700         963,697
----------------------------------------------------------------
                                                       3,406,549
================================================================
ROAD & RAIL--1.28%
Burlington Northern Santa Fe Corp.         7,800         618,150
================================================================
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.77%
Analog Devices, Inc.                       8,100         260,334
----------------------------------------------------------------
Intel Corp.                               22,900         433,955
----------------------------------------------------------------
Xilinx, Inc.                               7,000         158,550
----------------------------------------------------------------
                                                         852,839
================================================================
SOFTWARE--5.03%
Mercury Interactive Corp.*                 6,900         241,293
----------------------------------------------------------------
Microsoft Corp.                           46,800       1,090,440
----------------------------------------------------------------
Oracle Corp.*                             43,300         627,417
----------------------------------------------------------------
Salesforce.com, Inc.*                      3,400          90,644
----------------------------------------------------------------
Symantec Corp.*                           24,063         373,939
----------------------------------------------------------------
                                                       2,423,733
================================================================
Total Common Stocks
(cost--$27,315,064)                                   30,558,166
================================================================

--------------------------------------------------------------------------------
12

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                   MATURITY      INTEREST
(000)                                                    DATES         RATES      VALUE
===========================================================================================
US GOVERNMENT OBLIGATIONS--8.10%
$245           US Treasury Bonds                         05/15/17      8.750%      $316,107
-------------------------------------------------------------------------------------------
 305           US Treasury Bonds                         02/15/19      8.875        405,269
-------------------------------------------------------------------------------------------
 315           US Treasury Bonds                         02/15/20      8.500        411,961
-------------------------------------------------------------------------------------------
 290           US Treasury Bonds                         08/15/23      6.250        319,838
-------------------------------------------------------------------------------------------
 145           US Treasury Bonds                         05/15/30      6.250        164,235
-------------------------------------------------------------------------------------------
 170           US Treasury Notes                         02/29/08      4.625        168,453
-------------------------------------------------------------------------------------------
 510           US Treasury Notes                         05/15/09      4.875        506,533
-------------------------------------------------------------------------------------------
 845           US Treasury Notes                         03/31/11      4.750        832,292
-------------------------------------------------------------------------------------------
 400           US Treasury Notes                         02/15/13      3.875        372,344
-------------------------------------------------------------------------------------------
 430           US Treasury Notes                         11/15/15      4.500        409,575
-------------------------------------------------------------------------------------------
Total US Govment Obligations (cost--$3,923,691)                                   3,906,607
===========================================================================================
MORTGAGE & AGENCY DEBT SECURITIES--11.14%
 282           Countrywide Home Loans,
               Series 2006-HYB1, Class 1A1               03/20/36      5.410++      277,242
-------------------------------------------------------------------------------------------
 264           CS First Boston Mortgage Securities
               Corp., Series 2005-11, Class 4A1          12/25/35      7.000        266,284
-------------------------------------------------------------------------------------------
 300           Federal Home Loan Mortgage
               Corporation Certificates                  06/15/31      5.000        284,565
-------------------------------------------------------------------------------------------
 233           Federal Home Loan Mortgage
               Corporation Certificates                  12/01/34      4.500        212,094
-------------------------------------------------------------------------------------------
 150           Federal National Mortgage
               Association Certificates                  05/15/10      4.125        143,058
-------------------------------------------------------------------------------------------
  85           Federal National Mortgage
               Association Certificates                  06/01/10      4.625         82,097
-------------------------------------------------------------------------------------------
 125           Federal National Mortgage
               Association Certificates                  10/01/17      5.500        122,821
-------------------------------------------------------------------------------------------
 239           Federal National Mortgage
               Association Certificates                  12/01/17      5.500        234,638
-------------------------------------------------------------------------------------------
 251           Federal National Mortgage
               Association Certificates                  07/01/18      5.500        246,610
-------------------------------------------------------------------------------------------
 650           Federal National Mortgage
               Association Certificates                  12/01/29      6.500        656,604
-------------------------------------------------------------------------------------------
 317           Federal National Mortgage
               Association Certificates                  06/01/33      5.500        306,251
-------------------------------------------------------------------------------------------
 326           Federal National Mortgage
               Association Certificates                  07/01/33      5.500        314,683
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                   MATURITY      INTEREST
(000)                                                    DATES         RATES      VALUE
===========================================================================================
MORTGAGE & AGENCY DEBT SECURITIES--(CONCLUDED)
$227           Federal National Mortgage
               Association Certificates                  11/01/34      5.500%      $219,007
-------------------------------------------------------------------------------------------
 254           Federal National Mortgage
               Association Certificates ARM              05/01/35      4.889        247,314
-------------------------------------------------------------------------------------------
 172           Federal National Mortgage
               Association Certificates ARM              05/01/35      5.109        171,021
-------------------------------------------------------------------------------------------
 455           Federal National Mortgage
               Association Certificates TBA                   TBA      5.000        425,283
-------------------------------------------------------------------------------------------
  95           FNMA REMIC, Series 2001-69,
               Class PN                                  04/25/30      6.000         94,628
-------------------------------------------------------------------------------------------
 194           FNMA REMIC, Series 2001-T4,
               Class A1                                  07/25/41      7.500        199,046
-------------------------------------------------------------------------------------------
 240           FNMA REMIC, Series 2002-T19,
               Class A1                                  07/25/42      6.500        241,794
-------------------------------------------------------------------------------------------
 496           Government National Mortgage
               Association Certificates                  07/15/29      6.000        493,521
-------------------------------------------------------------------------------------------
 130           Government National Mortgage
               Association Certificates                  04/15/31      6.500        132,331
-------------------------------------------------------------------------------------------
Total Mortgage & Agency Debt Securities (cost--$5,524,509)                        5,370,892
===========================================================================================

COMMERCIAL MORTGAGE-BACKED SECURITIES--2.92%
 400           Asset Securitization Corp.,
               Series 1995-MD4, Class A3                 08/13/29      7.384        407,264
-------------------------------------------------------------------------------------------
  46           First Union-Lehman Brothers
               Commercial Mortgage,
               Series 1997-C2, Class A3                  11/18/29      6.650         46,320
-------------------------------------------------------------------------------------------
 292           Greenwich Capital Commercial
               Funding Corp., Series 2002-C1,
               Class A1                                  01/11/13      3.357        284,560
-------------------------------------------------------------------------------------------
 278           Hilton Hotel Pool Trust,
               Series 2000-HLTA, Class A1**              10/03/15      7.055        286,480
-------------------------------------------------------------------------------------------
 143           Mach One Trust Commercial Mortgage,
               Series 2004-1A, Class A1**                05/28/40      3.890        139,632
-------------------------------------------------------------------------------------------
 161           Morgan Stanley Mortgage Loan Trust,
               Series 2006-1AR, Class 2A                 02/25/36      6.048++      160,690
-------------------------------------------------------------------------------------------
  80           Nomura Asset Securities Corp.,
               Series 1996-MD5, Class A4                 04/13/39      8.190++       81,393
-------------------------------------------------------------------------------------------
Total Commercial Mortgage-Backed Securities (cost--$1,434,761)                    1,406,339
===========================================================================================

--------------------------------------------------------------------------------
14

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                   MATURITY      INTEREST
(000)                                                    DATES         RATES       VALUE
===========================================================================================
ASSET-BACKED SECURITIES--1.03%
$365           Conseco Finance Securitizations Corp.,
               Series 2000-5, Class A5                   02/01/32      7.700%      $363,239
-------------------------------------------------------------------------------------------
  35           Greenpoint Home Equity Loan Trust,
               Series 2004-3, Class A                    03/15/35      5.429++       35,626
-------------------------------------------------------------------------------------------
 100           Paragon Mortgages PLC, Series 7A,
               Class B1A**                               05/15/43      5.920++      100,131
-------------------------------------------------------------------------------------------
Total Asset-Backed Securities (cost--$500,461)                                      498,996
===========================================================================================
CORPORATE BONDS--5.27%

AEROSPACE & DEFENSE--0.10%
  45           Boeing Capital Corp.                      09/27/10      7.375         47,812
===========================================================================================
AUTOMOBILE OEM--0.92%
 115           DaimlerChrysler N.A. Holding Corp.        06/04/08      4.050        111,188
-------------------------------------------------------------------------------------------
 295           Ford Motor Credit Co.                     01/12/09      5.800        269,503
-------------------------------------------------------------------------------------------
  65           General Motors Acceptance Corp.           09/15/11      6.875         62,020
-------------------------------------------------------------------------------------------
                                                                                    442,711
===========================================================================================
BANKING-NON-US--0.25%
  90           HSBC Finance Corp.                        05/15/11      6.750         93,361
-------------------------------------------------------------------------------------------
  25           Royal Bank of Scotland Group PLC,
               Series 1                                  03/31/10      9.118         27,455
-------------------------------------------------------------------------------------------
                                                                                    120,816
===========================================================================================
BANKING-US--1.09%
 105           Bank of America Corp.                     01/15/11      7.400        111,722
-------------------------------------------------------------------------------------------
  40           Bank One Corp.                            08/01/10      7.875         43,041
-------------------------------------------------------------------------------------------
  50           Citigroup, Inc                            08/27/12      5.625         49,401
-------------------------------------------------------------------------------------------
 101           Citigroup, Inc.                           09/15/14      5.000         94,533
-------------------------------------------------------------------------------------------
  75           J.P. Morgan Chase & Co.                   02/01/11      6.750         77,954
-------------------------------------------------------------------------------------------
 115           Washington Mutual, Inc.                   01/15/07      5.625        114,901
-------------------------------------------------------------------------------------------
  35           Wells Fargo & Co.                         08/01/11      6.375         35,943
-------------------------------------------------------------------------------------------
                                                                                    527,495
===========================================================================================
BROKERAGE--0.45%
  90           Goldman Sachs Group, Inc.                 01/15/11      6.875         93,518
-------------------------------------------------------------------------------------------
 120           Morgan Stanley                            04/15/11      6.750        124,587
-------------------------------------------------------------------------------------------
                                                                                    218,105
===========================================================================================
CABLE--0.19%
  90           Comcast Cable Communications, Inc.        01/30/11      6.750         92,873
===========================================================================================

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                   MATURITY      INTEREST
(000)                                                    DATES         RATES        VALUE
-------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)

CHEMICALS--0.12%
$ 60           ICI Wilmington, Inc.                      12/01/08      4.375%       $57,904
===========================================================================================
CONSUMER PRODUCTS-DURABLES--0.09%
  45           Fortune Brands, Inc.                      01/15/16      5.375         41,626
===========================================================================================
CONSUMER PRODUCTS-NONDURABLES--0.10%
  45           Avon Products, Inc.                       11/15/09      7.150         46,992
===========================================================================================
ELECTRICAL-INTEGRATED--0.20%
  30           Dominion Resources, Inc.                  06/15/35      5.950         26,897
-------------------------------------------------------------------------------------------
  40           FirstEnergy Corp.                         11/15/11      6.450         40,701
-------------------------------------------------------------------------------------------
  30           Pacific Gas & Electric                    03/01/34      6.050         28,315
-------------------------------------------------------------------------------------------
                                                                                     95,913
===========================================================================================
FINANCE-NONCAPTIVE CONSUMER--0.11%
  25           Capital One Financial                     06/01/15      5.500         23,644
-------------------------------------------------------------------------------------------
  30           Residential Capital Corp.                 11/21/08      6.125         29,652
-------------------------------------------------------------------------------------------
                                                                                     53,296
===========================================================================================
FINANCE-NONCAPTIVE DIVERSIFIED--0.68%
 240           General Electric Capital Corp.            06/15/12      6.000        242,757
-------------------------------------------------------------------------------------------
  35           General Electric Capital Corp.            03/15/32      6.750         37,360
-------------------------------------------------------------------------------------------
  50           International Lease Finance Corp.         04/01/09      3.500         47,180
-------------------------------------------------------------------------------------------
                                                                                    327,297
===========================================================================================
FOOD--0.10%
  50           Kraft Foods, Inc.                         11/01/11      5.625         49,249
===========================================================================================
FOOD PROCESSORS/BEVERAGE/BOTTLING--0.10%
  50           Miller Brewing Co.**                      08/15/13      5.500         47,974
===========================================================================================
GAS PIPELINES--0.07%
  40           Kinder Morgan Energy Partners             03/15/35      5.800         34,134
===========================================================================================
HEALTHCARE--0.07%
  40           UnitedHealth Group, Inc.                  03/15/36      5.800         35,804
===========================================================================================
PHARMACEUTICALS--0.08%
  40           Allergan, Inc.**                          04/01/16      5.750         38,866
===========================================================================================
REAL ESTATE INVESTMENT TRUSTS--0.07%
  35           Prologis**                                11/15/15      5.625         33,420
===========================================================================================

--------------------------------------------------------------------------------
16

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT                                                   MATURITY      INTEREST
(000)                                                    DATES         RATES      VALUE
===========================================================================================
CORPORATE BONDS--(CONCLUDED)

ROAD & RAIL--0.05%
-------------------------------------------------------------------------------------------
$   25         Norfolk Southern Corp.                    09/17/14      5.257%       $24,031
===========================================================================================
TECHNOLOGY-HARDWARE--0.11%
    55         Cisco Systems, Inc.                       02/22/16      5.500         52,812
===========================================================================================
WIRELESS TELECOMMUNICATIONS SERVICES--0.32%
    80         Sprint Capital Corp.                      03/15/32      8.750         96,472
-------------------------------------------------------------------------------------------
    55         Verizon New York, Inc., Series A          04/01/12      6.875         55,731
-------------------------------------------------------------------------------------------
                                                                                    152,203
===========================================================================================
Total Corporate Bonds (cost--$2,635,765)                                          2,541,333
===========================================================================================

INTERNATIONAL GOVERNMENT OBLIGATION--0.07%
    30         Pemex Project Funding Master Trust
               (cost--$32,447)                           11/15/11      8.000         31,710
===========================================================================================
NUMBER OF
SHARES
(000)
-------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--5.86%
    46         UBS High Yield Relationship Fund (2)*                                906,055
-------------------------------------------------------------------------------------------
    46         UBS U.S. Small Cap Equity
               Relationship Fund (2)*                                             1,920,226
-------------------------------------------------------------------------------------------
Total Investment Companies (cost--$2,328,049)                                     2,826,281
===========================================================================================
PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.16%
$1,524         Repurchase Agreement dated 06/30/06
               with State Street Bank & Trust Co.,
               collateralized by $1,562,320 US
               Treasury Notes, 4.125% due 08/15/08;
               (value--$1,554,508); proceeds:
               $1,524,525 (cost--$1,524,000)             07/03/06      4.130      1,524,000
===========================================================================================

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

NUMBER OF
SHARES                                                   MATURITY      INTEREST
(000)                                                    DATES         RATES        VALUE
===========================================================================================
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--0.24%

MONEY MARKET FUNDS+--0.08%
   3           AIM Prime Portfolio                                     5.099%        $3,189
-------------------------------------------------------------------------------------------
  35           UBS Private Money Market Fund LLC (2)                   5.095         34,539
-------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$37,728)                                             37,728
===========================================================================================
PRINCIPAL
AMOUNT
(000)
===========================================================================================
REPURCHASE AGREEMENT--0.16%
$75            Repurchase Agreement dated 06/30/06
               with Merrill Lynch & Co., collateralized
               by $90,000 Federal Home Loan
               Bank obligations, zero coupon
               due 07/28/11; (value--$78,948);
               proceeds: $75,033 (cost--$75,000)         07/03/06      5.200         75,000
===========================================================================================
Total Investments of Cash Collateral from
  Securities Loaned (cost--$112,728)                                                112,728
===========================================================================================
Total Investments (cost--$45,331,475)--101.18%                                   48,777,052
-------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.18)%                                     (567,329)
-------------------------------------------------------------------------------------------
Net Assets--100.00%                                                             $48,209,723
===========================================================================================

*   Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.34% of net assets as of June 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+   Interest rates shown reflect yield at June 30, 2006.
++ Floating rate security. The interest rate shown is the current rate as of June 30, 2006.
(1) Security, or portion thereof, was on loan at June 30, 2006.

--------------------------------------------------------------------------------
18

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

(2) The table below details the Portfolio's transaction activity in affiliated issuers for the six months ended June 30, 2006.

                                                                                                               INCOME
                                                                   NET             NET                         EARNED
                                                    SALES          REALIZED        UNREALIZED                  FROM
                                     PURCHASES      DURING         GAINS           GAIN (LOSS)                 AFFILIATE
                                     DURING THE     THE            FOR THE         FOR THE                     FOR THE
                                     SIX MONTHS     SIX MONTHS     SIX MONTHS      SIX MONTHS                  SIX MONTHS
SECURITY               VALUE AT      ENDED          ENDED          ENDED           ENDED          VALUE AT     ENDED
DESCRIPTION            12/31/05      06/30/06       06/30/06       06/30/06        06/30/06       06/30/06     06/30/06
==========================================================================================================================
UBS High Yield
Relationship
Fund                   $871,205              --             --             --       $34,850        $906,055     --
--------------------------------------------------------------------------------------------------------------------------
UBS Private
Money Market
Fund LLC                412,733      $5,201,516     $5,579,710             --            --          34,539    $53
--------------------------------------------------------------------------------------------------------------------------
UBS U.S. Small
Cap Equity
Relationship
Fund                  2,563,749              --        750,000       $180,338       (73,861)      1,920,226     --
--------------------------------------------------------------------------------------------------------------------------

ARM Adjustable Rate Mortgage. The interest rate shown is the current rate as of June 30, 2006.
FNMA  Federal National Mortgage Association
OEM   Original Equipment Manufacturer
REMIC Real Estate Mortgage Investment Conduit
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ISSUER BREAKDOWN BY COUNTRY                                         PERCENTAGE OF PORTFOLIO ASSETS
==================================================================================================
United States                                                                               97.4%
--------------------------------------------------------------------------------------------------
Panama                                                                                       1.0
--------------------------------------------------------------------------------------------------
Cayman Islands                                                                               0.8
--------------------------------------------------------------------------------------------------
Bermuda                                                                                      0.5
--------------------------------------------------------------------------------------------------
United Kingdom                                                                               0.3
--------------------------------------------------------------------------------------------------
Total                                                                                      100.0%
==================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES--JUNE 30, 2006 (UNAUDITED)

ASSETS:
Investments in unaffiliated securities, at value (cost--$42,968,887)*   $45,916,232
-----------------------------------------------------------------------------------
Investments in affiliated securities, at value (cost--$2,362,588)         2,860,820
-----------------------------------------------------------------------------------
Total investments in securities, at value (cost--$45,331,475)                           $48,777,052
---------------------------------------------------------------------------------------------------
Cash                                                                                             83
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                             794,800
---------------------------------------------------------------------------------------------------
Receivable for dividends and interest                                                       155,573
---------------------------------------------------------------------------------------------------
Other assets                                                                                  2,574
---------------------------------------------------------------------------------------------------
Total assets                                                                             49,730,082
---------------------------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                                         1,264,646
---------------------------------------------------------------------------------------------------
Payable for cash collateral from securities loaned                                          112,728
---------------------------------------------------------------------------------------------------
Payable to affiliates                                                                        63,213
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                       79,772
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         1,520,359
---------------------------------------------------------------------------------------------------

NET ASSETS:
Beneficial interest--$0.001 par value per share (unlimited
amount authorized)                                                                       74,099,106
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                             122,502
---------------------------------------------------------------------------------------------------
Accumulated net realized loss from investment activities                                (29,457,462)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                3,445,577
---------------------------------------------------------------------------------------------------
Net assets                                                                              $48,209,723
---------------------------------------------------------------------------------------------------

CLASS H:
Net assets                                                                              $15,268,571
---------------------------------------------------------------------------------------------------
Shares outstanding                                                                        1,093,976
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share                               $13.96
---------------------------------------------------------------------------------------------------

CLASS I:
Net assets                                                                              $32,941,152
---------------------------------------------------------------------------------------------------
Shares outstanding                                                                        2,360,998
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share                               $13.95
===================================================================================================

*   Includes $120,200 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                For the six
                                                                                months ended
                                                                                June 30, 2006
                                                                                (unaudited)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                        $396,591
---------------------------------------------------------------------------------------------
Dividends                                                                        259,964
---------------------------------------------------------------------------------------------
Securities lending income (includes $53 earned from an affiliated entity)            128
---------------------------------------------------------------------------------------------
                                                                                 656,683
---------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory and administration fees                                      125,541
---------------------------------------------------------------------------------------------
Professional fees                                                                 50,277
---------------------------------------------------------------------------------------------
Distribution fees-Class I                                                         42,858
---------------------------------------------------------------------------------------------
Reports and notices to shareholders                                               14,501
---------------------------------------------------------------------------------------------
Custody and accounting fees                                                       10,043
---------------------------------------------------------------------------------------------
Trustees' fees                                                                     4,684
---------------------------------------------------------------------------------------------
Transfer agency fees-Class H                                                         744
---------------------------------------------------------------------------------------------
Transfer agency fees-Class I                                                         744
---------------------------------------------------------------------------------------------
Other expenses                                                                     6,353
---------------------------------------------------------------------------------------------
                                                                                 255,745
---------------------------------------------------------------------------------------------
Net investment income                                                            400,938
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investments (includes $180,338 of net
realized gains from an affiliated entity)                                        992,957
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments               (817,341)
---------------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                      175,616
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $576,554
=============================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                      For the six       For the
                                                                      months ended      year ended
                                                                      June 30, 2006     December 31,
                                                                      (unaudited)       2005
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                   $400,938          $942,231
----------------------------------------------------------------------------------------------------
Net realized gains from:
----------------------------------------------------------------------------------------------------
  Investments                                                             992,957         2,419,589
----------------------------------------------------------------------------------------------------
  Redemption-in-kind                                                            -           444,103
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments        (817,341)          107,631
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      576,554         3,913,554
----------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income-Class H                                            (437,847)         (285,578)
----------------------------------------------------------------------------------------------------
Net investment income-Class I                                            (832,466)         (700,153)
----------------------------------------------------------------------------------------------------
                                                                       (1,270,313)         (985,731)
----------------------------------------------------------------------------------------------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                      672,381         1,895,296
----------------------------------------------------------------------------------------------------
Cost of shares repurchased                                             (5,907,223)      (15,828,602)
----------------------------------------------------------------------------------------------------
Cost of shares redeemed in-kind                                                 -       (12,832,521)
----------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                      1,270,313           985,731
----------------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest transactions       (3,964,529)      (25,780,096)
----------------------------------------------------------------------------------------------------
Net decrease in net assets                                             (4,658,288)      (22,852,273)
----------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                    52,868,011        75,720,284
----------------------------------------------------------------------------------------------------
End of period                                                         $48,209,723       $52,868,011
----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                          $122,502          $991,877
====================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
22

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
UBS Series Trust--U.S. Allocation Portfolio (the "Portfolio") is a diversified portfolio of UBS Series Trust (the "Trust"). The Trust is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity and variable life contracts.

Currently the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for the Class I distribution charge. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

In the normal course of business the Portfolio may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Portfolio calculates net asset values based on the urrent market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of

--------------------------------------------------------------------------------
24

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES-- Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK
The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments; including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Global Asset Management (US) Inc. ("UBS Global AM--US") served as the Portfolio's investment advisor and administrator until April 1, 2006. On April 1, 2006, the Portfolio's Investment Advisory and Administration Contract ("Advisory Contract") was transferred from

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UBS Global AM--US to UBS Global Asset Management (Americas) Inc. ("UBS Global AM--Americas").

The transfer of the Advisory Contract between sister companies occurred in connection with an internal reorganization involving UBS Global AM--US and UBS Global AM--Americas. The Portfolio's Board of Trustees approved the transfer of the Advisory Contract effective April 1, 2006. All of the personnel of UBS Global AM--US who previously provided investment advisory services to the Portfolio continue to provide investment advisory services to the Portfolio as employees of UBS Global AM--Americas. UBS Global AM--Americas has the same contractual rights and responsibilities under the Advisory Contract as those previously held by UBS Global AM--US. UBS Global AM--US and UBS Global AM--Americas are both indirect wholly owned subsidiaries of UBS AG.

In accordance with the Advisory Contract, the Portfolio paid UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006) an investment advisory and administration fee, which was accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At June 30, 2006, the Portfolio owed UBS Global AM--Americas $19,748 for investment advisory and administration fees.

For the six months ended June 30, 2006, the Portfolio paid $704 in brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG for transactions executed on behalf of the Portfolio.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Portfolio. The Portfolio has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended June 30, 2006, the Portfolio paid brokerage commissions to Morgan Stanley in the amount of $343. During the six months ended June 30, 2006, the Portfolio purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $5,413,050. Morgan Stanley received compensation in connection with these trades, which may have been in

--------------------------------------------------------------------------------
26

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006), UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006) believes that under normal circumstances it represents a small portion of the total value of the transactions.

DISTRIBUTION PLAN
Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays to UBS Global AM--US for remittance to each participating insurance company or, at UBS Global AM--US's direction, pays directly to a participating insurance company, a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of the Class I shares held by the separate accounts of that participating insurance company. At June 30, 2006, the Portfolio owed UBS Global AM--US $43,465 for distribution fees.

SECURITIES LENDING
The Portfolio may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Portfolio's securities lending program. UBS Securities LLC is the Portfolio's lending agent. For the six months ended June 30, 2006, UBS Securities LLC earned $121 in compensation as the Portfolio's lending agent. UBS Securities LLC has voluntarily waived its compensation as the Portfolio's lending agent for the month of June.

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At June 30, 2006, the Portfolio had securities on loan having a market value of $120,200. The Portfolio's custodian held cash equivalents as collateral for securities loaned of $112,728. In addition, the Portfolio's custodian held US government securities having an aggregate value of $15,482 as collateral for portfolio securities loaned as follows:

PRINCIPAL
AMOUNT                                             MATURITY        INTEREST
(000)                                              DATES           RATES          VALUE
=========================================================================================
$5          US Treasury Inflation Index Note       01/15/10        4.250%          $6,461
-----------------------------------------------------------------------------------------
 9          US Treasury Inflation Index Note       07/15/13        1.875            9,021
=========================================================================================
                                                                                  $15,482
=========================================================================================

BANK LINE OF CREDIT
The Portfolio participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Portfolio at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. The Portfolio did not borrow under the Committed Credit Facility during the six months ended June 30, 2006.

PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities and US government and agency securities, were $6,269,285 and $9,298,629, respectively. For the six months ended June 30, 2006, aggregate purchases and sales of US government and agency securities, excluding short-term securities were $13,189,927 and $13,519,462 respectively.

FEDERAL TAX STATUS
The Portfolio intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized

--------------------------------------------------------------------------------
28

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid by the Portfolio during the fiscal year ended December 31, 2005 was as follows:

DISTRIBUTIONS PAID FROM:
----------------------------------------------------------------------------------
Ordinary income                                                           $985,731
==================================================================================

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Portfolio's fiscal year ending December 31, 2006.

At December 31, 2005, the Portfolio had a net capital loss carryforward of $29,184,709. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $11,508,634 will expire December 31, 2010, $7,434,714 will expire December 31, 2011 and $10,241,361 will expire December 31, 2012. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. Also, in accordance with US
Treasury regulations, the Portfolio has elected to defer realized capital losses of $154,182 arising after October 31, 2005. Such losses are treated for tax purposes as arising on January 1, 2006.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at June 30, 2006 were as follows:

<TABLE
Tax cost of investments                                                $45,331,475
==================================================================================
Gross appreciation (investments having an excess of value over cost)     4,703,172
----------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)    (1,257,595)
==================================================================================
Net unrealized appreciation of investments                              $3,445,577
==================================================================================

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                          CLASS H                         CLASS I
                                  ---------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2006:                    SHARES       AMOUNT              SHARES         AMOUNT
-------------------------------------------------------------------------------------------
Shares sold                         20,650        $289,246          27,518         $383,135
-------------------------------------------------------------------------------------------
Shares repurchased                (130,900)     (1,866,265)       (282,901)      (4,040,958)
-------------------------------------------------------------------------------------------
Dividends reinvested                30,704         437,847          58,378          832,466
-------------------------------------------------------------------------------------------
Net decrease                       (79,546)    $(1,139,172)       (197,005)     $(2,825,357)
===========================================================================================

YEAR ENDED
DECEMBER 31, 2005:
===========================================================================================
Shares sold                          5,458         $73,471         136,532       $1,821,825
-------------------------------------------------------------------------------------------
Shares repurchased                (267,993)     (3,633,632)     (1,839,239)     (25,027,491)*
-------------------------------------------------------------------------------------------
Dividends reinvested                21,767         285,578          53,406          700,153
-------------------------------------------------------------------------------------------
Net decrease                      (240,768)    $(3,274,583)     (1,649,301)    $(22,505,513)
===========================================================================================

*   Includes $12,832,521 redeemed-in-kind on September 23, 2005.

--------------------------------------------------------------------------------
30

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                         CLASS H
                                ------------------------------------------------------------------------------------
                                For the six
                                months ended                       For the years ended December 31,
                                June 30, 2006    -------------------------------------------------------------------
                                (unaudited)      2005           2004           2003          2002          2001
====================================================================================================================
NET ASSET VALUE,
BEGINNING OF PERIOD             $14.19            $13.50         $12.31          $9.77        $12.73        $15.83
--------------------------------------------------------------------------------------------------------------------
Net investment income             0.12@             0.22@          0.17@          0.11@         0.10@         0.08
--------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gains
(losses) from
investment activities             0.05              0.68           1.14           2.55         (2.97)        (2.02)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
from operations                   0.17              0.90           1.31           2.66         (2.87)        (1.94)
--------------------------------------------------------------------------------------------------------------------
Dividends from net
investment income                (0.40)            (0.21)         (0.12)         (0.12)        (0.09)        (0.33)
--------------------------------------------------------------------------------------------------------------------
Distributions from net
realized gains from
investment activities               --                --             --             --            --         (0.83)
--------------------------------------------------------------------------------------------------------------------
Total dividends and
distributions to
shareholders                     (0.40)            (0.21)         (0.12)         (0.12)        (0.09)        (1.16)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF PERIOD                   $13.96            $14.19         $13.50         $12.31         $9.77        $12.73
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
RETURN(1)                         1.14%             6.79%         10.68%         27.62%       (22.68)%      (12.39)%
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period (000's)                 $15,269           $16,656        $19,088        $20,949       $19,743       $32,607
--------------------------------------------------------------------------------------------------------------------
Expenses to average
net assets                        0.85%*            0.83%          0.80%          0.77%         0.66%         0.67%
--------------------------------------------------------------------------------------------------------------------
Net investment income to
average net assets                1.77%*            1.60%          1.39%          1.03%         0.91%         0.67%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  40%               77%           136%             5%            5%           10%
====================================================================================================================

*   Annualized.
@   Calculated using average month-end shares outstanding for the period.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized.

--------------------------------------------------------------------------------
32


                                  Class I
-------------------------------------------------------------------------------
For the six
months ended                   For the years ended December 31,
June 30, 2006    --------------------------------------------------------------
(unaudited)      2005       2004         2003        2002         2001
===============================================================================
 $14.16          $13.46      $12.28        $9.73      $12.69       $15.78
-------------------------------------------------------------------------------
   0.11@           0.18@       0.14@        0.08@       0.07@        0.04
-------------------------------------------------------------------------------

   0.03            0.69        1.13         2.56       (2.97)       (2.00)
-------------------------------------------------------------------------------

   0.14            0.87        1.27         2.64       (2.90)       (1.96)
-------------------------------------------------------------------------------

  (0.35)          (0.17)      (0.09)       (0.09)      (0.06)       (0.30)
-------------------------------------------------------------------------------

     --              --          --           --          --        (0.83)
-------------------------------------------------------------------------------

  (0.35)          (0.17)      (0.09)       (0.09)      (0.06)       (1.13)
-------------------------------------------------------------------------------

 $13.95          $14.16      $13.46       $12.28       $9.73       $12.69
-------------------------------------------------------------------------------

   0.94%           6.60%      10.38%       27.37%     (22.95)%     (12.55)%
-------------------------------------------------------------------------------

$32,941         $36,212     $56,632      $59,124     $50,270      $85,825
-------------------------------------------------------------------------------

   1.10%*          1.07%       1.05%        1.02%       0.91%        0.92%
-------------------------------------------------------------------------------

   1.52%*          1.35%       1.15%        0.78%       0.66%        0.42%
-------------------------------------------------------------------------------
     40%             77%        136%           5%          5%          10%
===============================================================================

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORD You may obtain a description of the Portfolio's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Portfolio voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Portfolio directly at 1-800-647 1568, online on the Portfolio's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Portfolio will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Portfolio upon request by calling 1-800-647 1568.

--------------------------------------------------------------------------------
34

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION CONTRACT (UNAUDITED)

BACKGROUND--At a meeting of the board of UBS Series Trust (the "Trust") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Contract between the Trust, with respect to U.S. Allocation Portfolio (the "Fund"), a series of the Trust, and UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Contract (such transfer referred to as the "New Investment Advisory and Administration Contract"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio managers for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because (1) there would be no change of actual control of the investment advisor to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Contract would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION CONTRACT (UNAUDITED)

Advisory and Administration Contract as a result of the transfer. The board took note of its knowledge of UBS Global AM and its affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Contract for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Contract, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION CONTRACT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Contract, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Contact as were provided by UBS Global AM under the current Investment Advisory and Administration Contract. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

--------------------------------------------------------------------------------
36

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION CONTRACT (UNAUDITED)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Contract.

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Contract was not proposed to be changed under the New Investment Advisory and Administration Contract. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information on management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Contract.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISOR PROFITABILITY--As UBS Global Americas would be a new advisor to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that

--------------------------------------------------------------------------------

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION CONTRACT (UNAUDITED)

UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making the profitability data received at its last contract renewal meeting still of some relevance. UBS Global AM also noted management's explanation that a significant benefit of the transfer of the Investment Advisory and Administration Contract to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Contract and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Contract for the Fund.

--------------------------------------------------------------------------------
38

UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION CONTRACT (UNAUDITED)

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
40

TRUSTEES
Richard Q. Armstrong                            Meyer Feldberg
Chairman
                                                Bernard H. Garil

David J. Beaubien                               Heather R. Higgins

Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS
W. Douglas Beck                                 Thomas Disbrow
President                                       Vice President and Treasurer

Mark F. Kemper                                  Brian D. Singer
Vice President and Secretary                    Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

PRINCIPAL UNDERWRITER (CLASS I SHARES)
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Portfolio without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Portfolio unless accompanied or preceded by an effective prospectus.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS]  UBS

               UBS GLOBAL ASSET MANAGEMENT
               51 West 52nd Street
               New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:      /s/ W. Douglas Beck
         -------------------
         W. Douglas Beck
         President

Date:    September 8, 2006
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. Douglas Beck
         -------------------
         W. Douglas Beck
         President

Date:    September 8, 2006
         -----------------

By:      /s/ Thomas Disbrow
         ------------------
         Thomas Disbrow
         Vice President and Treasurer

Date:    September 8, 2006
         -----------------